15005623

NYSE

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC

MAR 16 2015

Washington, DC 20549

March 16, 2015

001- 09246

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 2.00% Fixed Rate Senior Notes due 2018, 3.65% Fixed Rate Senior Notes due 2025 of Barclays PLC under the Exchange Act of 1934.

Sincerely,